Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.97%
Australia–2.71%
ALS Ltd.	5,739,919	$47,159,359
Cochlear Ltd.	255,423	50,688,418
IPH Ltd.	7,864,717	34,998,278
		132,846,055
Austria–0.53%
Fabasoft AG	1,170,093	26,090,330
Brazil–3.29%
Odontoprev S.A.	21,493,640	52,406,582
TOTVS S.A.	7,013,737	44,621,546
Vivara Participacoes S.A.	2,432,000	16,591,636
WEG S.A.	7,273,700	47,479,303
		161,099,067
Canada–2.30%
CCL Industries, Inc., Class B	1,131,230	48,414,574
Descartes Systems Group, Inc. (The)(a)	734,081	64,276,110
		112,690,684
Denmark–1.12%
ChemoMetec A/S(b)	1,010,546	54,657,270
France–4.78%
Alten S.A.	264,736	40,933,535
Interparfums S.A.	766,082	40,533,605
Lectra	1,239,422	43,716,972
Neurones	921,048	45,102,147
Thermador Groupe	353,354	32,829,279
Vetoquinol S.A.	267,008	30,745,416
		233,860,954
Germany–9.17%
Amadeus Fire AG(b)	294,416	35,566,658
Atoss Software AG	120,268	32,953,602
Carl Zeiss Meditec AG, BR(c)	1,042,063	109,845,646
CTS Eventim AG & Co. KGaA	701,589	47,481,543
FUCHS SE, Preference Shares	925,692	40,576,343
Knorr-Bremse AG	630,306	38,931,552
Nemetschek SE	298,684	27,560,658
New Work SE(b)	351,225	23,359,730
Sartorius AG, Preference Shares(c)	163,650	59,699,927
STRATEC SE(b)	724,491	33,088,889
		449,064,548
Iceland–1.53%
Marel HF(d)	14,776,714	54,488,771
Ossur HF(a)	4,736,096	20,629,770
		75,118,541
India–2.75%
AIA Engineering Ltd.	508,996	25,140,767
Britannia Industries Ltd.	651,078	40,722,323
Coforge Ltd.	609,531	45,821,390
Triveni Turbine Ltd.(a)	5,046,150	22,891,318
		134,575,798
Shares		Value
Indonesia–0.57%
PT Selamat Sempurna Tbk	216,454,500	$27,729,512
Israel–1.64%
Nice Ltd., ADR(a)(c)	384,950	80,108,095
Italy–5.36%
DiaSorin S.p.A.	832,517	76,557,407
Interpump Group S.p.A.	967,172	47,808,695
Recordati Industria Chimica e Farmaceutica S.p.A.	959,011	52,931,908
Technoprobe S.p.A.(a)	3,709,465	36,873,078
Tinexta S.p.A.	2,272,917	48,065,796
		262,236,884
Japan–23.01%
Ariake Japan Co. Ltd.	1,631,500	52,315,129
As One Corp.	1,058,826	39,972,446
Azbil Corp.	1,712,800	55,348,588
Daifuku Co. Ltd.	2,545,400	50,195,274
Disco Corp.	173,700	46,871,031
Fukui Computer Holdings, Inc.(b)	1,626,800	28,713,925
Funai Soken Holdings, Inc.	1,175,400	20,465,586
Japan Elevator Service Holdings Co. Ltd.	3,185,900	48,143,690
JCU Corp.	598,000	15,091,425
Katitas Co. Ltd.	1,992,800	24,775,658
Medikit Co. Ltd.	587,400	11,995,826
MEITEC Group Holdings, Inc.	3,088,258	61,096,031
MISUMI Group, Inc.	2,042,000	35,009,871
MonotaRO Co. Ltd.	3,113,220	29,320,975
NSD Co. Ltd.	2,075,694	38,952,358
OBIC Business Consultants Co. Ltd.	1,346,200	65,102,576
OBIC Co. Ltd.	660,100	101,397,659
SCSK Corp.	2,268,600	44,543,082
Seria Co. Ltd.	2,274,500	41,680,654
Shimano, Inc.	309,700	44,465,271
SHO-BOND Holdings Co. Ltd.	985,000	43,872,417
SMS Co. Ltd.	1,702,900	30,754,573
Sysmex Corp.	1,085,000	58,776,931
TechnoPro Holdings, Inc.	2,239,000	51,619,729
TKC Corp.	1,337,518	34,645,491
USS Co. Ltd.	2,113,548	39,970,162
Zuken, Inc.	407,900	11,148,955
		1,126,245,313
Jersey–0.89%
JTC PLC(d)	4,319,626	43,420,858
Mexico–0.49%
Gruma S.A.B. de C.V., Class B	1,274,480	23,858,319
Netherlands–0.73%
IMCD N.V.	235,296	35,915,752
Norway–0.38%
Medistim ASA	910,000	18,398,095
South Africa–0.55%
Cashbuild Ltd.(b)	1,550,297	13,936,058

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
South Africa–(continued)
Hudaco Industries Ltd.	1,532,712	$13,003,641
		26,939,699
South Korea–0.35%
NICE Information Service Co. Ltd.	2,341,837	17,258,331
Sweden–10.09%
Addtech AB, Class B	1,374,749	28,360,665
Biotage AB	3,603,823	51,223,570
Bravida Holding AB(d)	3,579,576	27,142,928
Epiroc AB, Class A	2,626,716	46,410,786
Fortnox AB	6,557,617	36,154,009
Hexpol AB	4,013,257	45,937,964
Karnov Group AB(a)(b)	7,391,888	39,910,551
Lifco AB, Class B	1,653,219	39,887,054
Loomis AB	1,233,103	33,759,870
MIPS AB(c)(d)	1,098,206	36,483,514
Mycronic AB	1,145,225	31,853,110
Sdiptech AB, Class B(a)(b)	2,240,898	55,616,314
SmartCraft ASA(a)	8,846,216	21,206,080
		493,946,415
Switzerland–8.90%
Belimo Holding AG	112,771	52,583,918
Bossard Holding AG, Class A	124,606	29,818,917
Forbo Holding AG	26,098	30,685,276
Interroll Holding AG, Class R	10,794	31,527,026
Kardex Holding AG	150,218	38,152,732
LEM Holding S.A.	23,673	54,015,433
Partners Group Holding AG	57,098	77,035,192
Tecan Group AG, Class R(a)	133,131	50,818,063
VZ Holding AG	601,516	70,864,216
		435,500,773
Taiwan–0.75%
Advantech Co. Ltd.	3,428,726	36,958,959
United Kingdom–14.66%
Alpha Financial Markets Consulting PLC(b)	6,973,773	32,108,844
Bunzl PLC	1,234,028	50,150,608
Croda International PLC	1,925,622	116,551,326
Diploma PLC	943,224	38,881,328
Greggs PLC	978,809	32,971,473
Halma PLC	1,842,110	50,987,922
Hill & Smith PLC	1,563,385	37,006,292
Shares		Value
United Kingdom–(continued)
Howden Joinery Group PLC	3,846,487	$38,952,920
IMI PLC	2,142,557	45,442,666
Intertek Group PLC	515,625	29,267,219
Rathbones Group PLC	1,316,084	27,530,480
Restore PLC(b)	11,526,111	34,859,635
Rightmove PLC	6,027,486	42,657,557
Rotork PLC	9,147,324	36,059,708
Spirax-Sarco Engineering PLC	487,617	61,371,877
Weir Group PLC (The)	1,850,479	42,534,953
		717,334,808
United States–2.42%
Bruker Corp.	770,975	55,132,422
ICON PLC(a)	242,012	63,133,671
		118,266,093
Total Common Stocks & Other Equity Interests (Cost $3,674,806,519)		4,844,121,153
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(b)(e)	12,075,258	12,075,258
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(b)(e)	8,618,791	8,623,962
Invesco Treasury Portfolio, Institutional Class, 5.22%(b)(e)	13,800,295	13,800,295
Total Money Market Funds (Cost $34,500,220)		34,499,515
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.68% (Cost $3,709,306,739)		4,878,620,668
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.93%
Invesco Private Government Fund, 5.29%(b)(e)(f)	12,694,892	12,694,892
Invesco Private Prime Fund, 5.52%(b)(e)(f)	32,621,173	32,644,007
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,335,560)		45,338,899
TOTAL INVESTMENTS IN SECURITIES—100.61% (Cost $3,754,642,299)		4,923,959,567
OTHER ASSETS LESS LIABILITIES–(0.61)%		(29,618,750)
NET ASSETS–100.00%		$4,894,340,817
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$181,470,889	$49,897,850	$(219,293,481)	$-	$-	$12,075,258	$331,028
Invesco Liquid Assets Portfolio, Institutional Class	129,624,018	35,641,320	(156,644,807)	(7,492)	10,923	8,623,962	194,560
Invesco Treasury Portfolio, Institutional Class	207,395,301	57,026,115	(250,621,121)	-	-	13,800,295	302,165
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	576,736	52,446,250	(40,328,094)	-	-	12,694,892	180,522*
Invesco Private Prime Fund	1,483,371	122,572,481	(91,426,342)	3,235	11,262	32,644,007	62,090*
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	32,146,813	-	-	(37,969)	-	32,108,844	325,182
Amadeus Fire AG	33,951,718	-	-	1,614,940	-	35,566,658	-
Antares Vision S.p.A.	5,593,730	-	(3,644,153)	16,087,068	(18,036,645)	-	-
Cashbuild Ltd.	11,085,117	1,881,633	-	969,308	-	13,936,058	-
ChemoMetec A/S	41,985,675	3,929,299	(5,125,422)	18,642,726	(4,775,008)	54,657,270	-
Fukui Computer Holdings, Inc.	27,877,335	-	-	836,590	-	28,713,925	-
Karnov Group AB	32,538,602	-	-	7,371,949	-	39,910,551	-
New Work SE	25,133,830	-	-	(1,774,100)	-	23,359,730	-
Restore PLC	27,015,721	-	-	7,843,914	-	34,859,635	-
Sdiptech AB, Class B	43,769,679	2,155,971	(2,105,944)	11,757,780	38,828	55,616,314	-
STRATEC SE	33,432,059	-	-	(343,170)	-	33,088,889	-
Total	$835,080,594	$325,550,919	$(769,189,364)	$62,964,779	$(22,750,640)	$431,656,288	$1,395,547

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $161,536,071, which represented 3.30% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$132,846,055	$—	$132,846,055
Austria	—	26,090,330	—	26,090,330
Brazil	161,099,067	—	—	161,099,067
Canada	112,690,684	—	—	112,690,684
Denmark	—	54,657,270	—	54,657,270
France	—	233,860,954	—	233,860,954
Germany	—	449,064,548	—	449,064,548
Iceland	—	75,118,541	—	75,118,541
India	—	134,575,798	—	134,575,798
Indonesia	—	27,729,512	—	27,729,512
Israel	80,108,095	—	—	80,108,095
Italy	—	262,236,884	—	262,236,884
Japan	—	1,126,245,313	—	1,126,245,313
Jersey	—	43,420,858	—	43,420,858
Mexico	23,858,319	—	—	23,858,319
Netherlands	—	35,915,752	—	35,915,752
Norway	—	18,398,095	—	18,398,095
South Africa	—	26,939,699	—	26,939,699
South Korea	—	17,258,331	—	17,258,331
Sweden	—	493,946,415	—	493,946,415
Switzerland	—	435,500,773	—	435,500,773
Taiwan	—	36,958,959	—	36,958,959
United Kingdom	—	717,334,808	—	717,334,808
United States	118,266,093	—	—	118,266,093
Money Market Funds	34,499,515	45,338,899	—	79,838,414
Total Investments	$530,521,773	$4,393,437,794	$—	$4,923,959,567
Invesco International Small-Mid Company Fund